REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Costs (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
Balance as of 1 January	SFr 80.4	SFr 69.3	SFr 62.5
Additional capitalised contract cost	81.5	88.1	71.6
Amortised contract cost	(79.5)	(77.0)	(64.8)
Balance as of 31 December	SFr 82.4	SFr 80.4	SFr 69.3